LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
The following table provides a summary of leases by balance sheet category as of December 31, 2021 and 2020:

The following table provides a summary of leases by balance sheet category as of September 30, 2022:

September 30, 2022
Operating right-of-use assets	$1,786,000
Operating lease liability – current	546,000
Operating lease liability – non-current	1,396,000

The components of lease expenses for the year ended December 31, 2021 and 2020 were as follows:

The components of lease expenses for the periods ended September 30, 2022 were as follows:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Operating lease cost	$162,000	$486,000
Short-term lease cost	-	-
Variable lease cost	-	-

The following tables provides a summary of other information related to leases for the year ended December 31, 2021 and 2020:

The following tables provides a summary of other information related to leases for the nine months ended September 30, 2022:

September 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$350,000
Right-of-use assets obtained in exchange for new operating lease liabilities	-
Weighted-average remaining lease term – operating leases	3.1 years
Weighted-average discount rate – operating leases	8%

Maturity of lease liabilities under the Company’s non-cancellable operating leases as of December 31, 2021, are as follows:

Payments due by period of lease liabilities under the Company’s non-cancellable operating leases as of September 30, 2022, were as follows:

2022 (remaining)	$167,000
2023	682,000
2024	693,000
2025	609,000
2026	51,000
2027	-
Total lease payments	2,202,000
Less interest	(260,000)
Present value of lease liabilities	$1,942,000

T U R N O N G R E E N I N C [Member]
The following table provides a summary of leases by balance sheet category as of December 31, 2021 and 2020:

The following table provides a summary of leases by balance sheet category as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Operating right-of-use assets	$244,000	$312,000
Operating lease liability - current	73,000	64,000
Operating lease liability - non-current	191,000	264,000

The components of lease expenses for the year ended December 31, 2021 and 2020 were as follows:

The components of lease expenses for the year ended December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Operating lease cost	$98,000	$41,000
Short-term lease cost	-	-
Variable lease cost	-	-

The following tables provides a summary of other information related to leases for the year ended December 31, 2021 and 2020:

The following tables provides a summary of other information related to leases for the year ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$93,000	$25,000
Right-of-use assets obtained in exchange for new operating lease liabilities	-	-
Weighted-average remaining lease term – operating leases	2.9 years	3.1 years
Weighted-average discount rate – operating leases	10%	10%

Maturity of lease liabilities under the Company’s non-cancellable operating leases as of December 31, 2021, are as follows:

Maturity of lease liabilities under the Company’s non-cancellable operating leases as of December 31, 2021, are as follows:

Payments due by period
2022	$96,000
2023	109,000
2024	102,000
Total lease payments	307,000
Less interest	(43,000)
Present value of lease liabilities	$264,000